Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets

Note 5 — Goodwill and Intangible Assets

The Company reviews goodwill for impairment on a reporting unit basis on December 31 of each year and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. The Company’s significant assumptions in these analyses include, but are not limited to, project revenue, the weighted average cost of capital, the terminal growth rate, derived multiples from comparable market transactions and other market data.

As of June 30, 2023, the Company’s cumulative impairment charges are approximately $13.5 million with approximately $11.6 million related to the Indoor Intelligence reporting unit, approximately $1.2 million related to the Shoom reporting unit and approximately $0.7 million related to the SAVES reporting unit. There is no unimpaired goodwill as of June 30, 2023 or December 31, 2022.

Intangibles assets at June 30, 2023 and December 31, 2022 consisted of the following (in thousands):

	June 30, 2023
	Gross Amount, net of impairment	Accumulated Amortization	Spin-Off	Net Carrying Amount	Remaining Weighted Average Useful Life
IP Agreement	$164	$(113)	$—	$51	1.25
Trade Name/Trademarks	1,791	(314)	(1,367)	110	3.50
Customer Relationships	6,206	(902)	(4,454)	850	1.78
Developed Technology	14,766	(1,787)	(11,466)	1,513	4.84
Non-compete Agreements	1,837	(584)	(1,204)	49	0.25
Totals	$24,764	$(3,700)	$(18,491)	$2,573
	December 31, 2022
	Gross Amount	Accumulated Amortization	Impairment	Spin-Off	Net Carrying Value
IP Agreement	$162	$(91)	$—	$—	$71
Trade Name/Trademarks	3,590	(1,414)	(593)	(1,458)	125
Webstores & Websites	404	(258)	(146)	—	—
Customer Relationships	9,121	(2,776)	(749)	(4,636)	960
Developed Technology	21,777	(5,385)	(2,921)	(11,781)	1,690
Non-compete Agreements	4,270	(2,488)	(220)	(1,414)	148
Totals	$39,324	$(12,412)	$(4,629)	$(19,289)	$2,994

Amortization Expense:

Amortization expense from continuing operations for the three and six months ended June 30, 2023 was approximately $0.2 million and $0.4 million, respectively, and for the three and six months ended June 30, 2022 was approximately $0.4 million and $1.1 million respectively.

Future amortization expense on intangibles assets is anticipated to be as follows (in thousands):

Amount
December 31, 2023 (for 6 months)	$395
December 31, 2024	686
December 31, 2025	604
December 31, 2026	412
December 31, 2027	325
December 31, 2028 and thereafter	151
$2,573

Note 13 — Goodwill and Intangible Assets

The Company reviews goodwill for impairment on a reporting unit basis on December 31 of each year and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. The Company’s significant assumptions in these analyses include, but are not limited to, project revenue, the weighted average cost of capital, the terminal growth rate, derived multiples from comparable market transactions and other market data. The Company’s goodwill balance and other assets with indefinite lives were evaluated for potential goodwill impairment on a reporting unit basis during the period ended June 30, 2022, as certain indications on a qualitative and a quantitative basis were identified that an impairment exists as of the reporting date primarily from a sustained decrease in their stock price.

The Company utilized a mix of both the income and market approaches in determining the fair value of the reporting units. The Company noted that 50% weight was attributed to the income approach and 50% was attributed to the market approach.

During the year ended December 31, 2022, the Company recognized approximately $7.6 million of goodwill impairment on Systat, GTX, Nanotron, Jibestream, CXApp, Game Your Game, and IntraNav. During the year ended December 31, 2022, the Company’s cumulative impairment charges are approximately $31.0 million with approximately $29.1 million related to the Indoor Intelligence reporting unit, approximately $1.2 million related to the Shoom reporting unit and approximately $0.7 million related to the SAVES reporting unit.

As of December 31, 2021, the Company’s cumulative goodwill impairment charges were approximately $23.4 million with approximately $22.2 million related to the Indoor Intelligence reporting unit and approximately $1.2 million related to the Shoom reporting unit.

The following table summarizes the changes in the carrying amount of Goodwill for the year ended December 31, 2022 (in thousands):

Segments	Saves	Indoor Intelligence								Impairment
Acquisition	Systat	GTX	Nanotron	Locality	Jibestream	CXApp	Game Your Game	IntraNav	Total	Less discontinued operations	Continuing operations
Balance as of January 1, 2021	$520	$2	$3,931	$672	$1,463	$—	$—	$—	$6,588
Goodwill additions through acquisitions	200	—	—	—	—	17,432	286	482	18,400
Goodwill impairment	—	(1)	(2,263)	(689)	(967)	(10,239)	(307)	(323)	(14,789)	11,896	(2,893)
Valuation measurement period adjustments	(25)	—	(255)	—	—	(2,127)	174	—	(2,233)
Exchange rate fluctuation at December 31, 2021	—	—	(294)	17	(16)	—	—	—	(293)
Balance as of December 31, 2021	695	1	1,119	—	480	5,066	153	159	7,673
Less discontinued operations	—	—	—	—	(480)	(5,066)	—	—	(5,546)
Balance as of December 31, 2021, continuing operations	$695	$1	$1,119	$—	$—	$—	$153	$159	$2,127
Segments	Saves	Indoor Intelligence								Impairment
Acquisition	Systat	GTX	Nanotron	Locality	Jibestream	CXApp	Game Your Game	IntraNav	Total	Less discontinued operations	Continuing operations
Balance as of January 1, 2022	$695	$1	$1,119	$—	$480	$5,066	$153	$159	$7,673
Goodwill impairment	(695)	(1)	(1,035)	—	(474)	(5,066)	(153)	(147)	(7,571)	5,540	(2,031)
Exchange rate fluctuation at December 31, 2022	—	—	(84)	—	(6)	—	—	(12)	(102)
Balance as of December 31, 2022	—	—	—	—	—	—	—	—	—
Less discontinued operations	—	—	—	—	—	—	—	—	—
Balance as of December 31, 2022, continuing operations	$—	$—	$—	$—	$—	$—	$—	$—	$—

As of December 31, 2022 and 2021 there was no goodwill allocated for the Shoom segment.

Intangible assets at December 31, 2022 and 2021 consisted of the following (in thousands):

	December 31,							Remaining Weighted Average Useful Life
	2022				2021
	Gross Amount	Accumulated Amortization	Impairment	Net Carrying Amount	Gross Amount	Accumulated Amortization	Net Carrying Amount
IP Agreement	$162	$(91)	$—	$71	$172	$(54)	$118	1.75
Trade Name/Trademarks	3,590	(1,414)	(593)	1,583	$3,602	$(662)	$2,940	4.00
Webstores & Websites	404	(258)	(146)	—	404	(123)	281	0.00
Customer Relationships	9,121	(2,776)	(749)	5,596	9,294	(1,440)	7,854	2.86
Developed Technology	21,777	(5,385)	(2,921)	13,471	22,175	(3,010)	19,165	5.22
Non-compete Agreements	4,270	(2,488)	(220)	1,562	4,786	(1,666)	3,120	0.74
Totals	$39,324	$(12,412)	$(4,629)	$22,283	$40,433	$(6,955)	$33,478
Less discontinued operations	(26,911)	7,621	1	(19,289)	(27,789)	4,321	(23,468)
Intangible assets, continuing operations	$12,413	$(4,791)	$(4,628)	$2,994	$12,644	$(2,634)	$10,010

The Company reviews intangible and other long-lived assets for impairment on an asset group basis on December 31 of each year and whenever events or changes in circumstances indicate the carrying value of intangibles and other long-lived assets may not be recoverable.

During the year ended December 31, 2022, the Company assessed its long-lived asset groups for impairment due to qualitative triggering events that consisted of missing operating projections, a sustained decrease in stock price, and planned divestitures to sell and/or dispose of long-lived assets before the end of their useful lives. Therefore, the Company calculated the fair value of each asset group’s long-lived assets by utilizing fair value methodologies that are most applicable to each specific asset group. These fair value methodologies included an income based approach, a market based approach and a cost based approach. The Company compared the fair value of each asset group’s long-lived assets to their carrying value as of December 31, 2022. The Company determined that the carrying value of the long-lived assets included in the SAVES and Indoor Intelligence segments were greater than their fair values as of December 31, 2022. Therefore, an impairment loss of $1.5 million and $3.1 million was recorded in the SAVES and Indoor Intelligence segments, respectively, as of December 31, 2022.

Aggregate Amortization Expense:

Aggregate amortization expense for the years ended December 31, 2022 and 2021 were $6.1 million and $5.1 million, respectively, of which $3.9 million and $3.0 million pertain to discontinued operations.

Future amortization expense on intangibles assets is anticipated to be as follows (in thousands):

For the Years Ending December 31,	Total	Continuing Operations	Discontinued Operations
2023	$4,663	$837	$3,826
2024	3,841	679	3,162
2025	3,430	598	2,832
2026	2,841	408	2,433
2027	2,494	322	2,172
2028 and thereafter	5,014	150	4,864
Total	$22,283	$2,994	$19,289